Commitments and Contingencies Minimum Commitments under Noncancelable Operating Lease Agreements (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 50.4
2016	47.8
2017	37.3
2018	24.7
2019	9.6
Thereafter	1.8
Total	$ 171.6